Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Details
Net Income (Loss)		$ 4,865,426	$ 3,860,959	$ 6,754,947	$ 8,365,250
Net changes related to available-for-sale securities
Unrealized gains (losses) during period		2,334,174	3,727,494	2,983,539	11,178,944
Income tax provision		(485,199)	(776,921)	(657,286)	(2,329,189)
Net unrealized (losses) gains		1,848,975	2,950,573	2,326,253	8,849,755
Reclassification of (gains)/losses to Net Income (Loss)	[1]	9,865	4,290	9,865	4,290
Other Comprehensive Income (Loss)		1,839,110	2,946,283	2,316,388	8,845,465
Total Comprehensive Income		$ 6,704,536	$ 6,807,242	$ 9,071,335	$ 17,210,715

[1]	(1)Reclassified $12,488 to other operating expenses and $2,623 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the three- and six-month periods ended June 30, 2020. Reclassified $5,431 to other operating expenses and $1,141 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the three- and six-month periods ended June 30, 2019.